SUPPLEMENTAL CASH FLOW INFORMATION:	12 Months Ended
Dec. 31, 2011
SUPPLEMENTAL CASH FLOW INFORMATION:
SUPPLEMENTAL CASH FLOW INFORMATION:

13. SUPPLEMENTAL CASH FLOW INFORMATION:

        Information about other cash flow activities during the years ended December 31, 2009, 2010 and 2011 are as follows:

(in thousands)	2009	2010	2011
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for:
Interest	$2,031	$2,045	$1,620
Income tax payments	$74	$88	$259
State income tax credits (redeemed for cash)	$—	$(43)	$(37)
NON-CASH TRANSACTIONS:
Contingent consideration issued in connection with HCL-EMS acquisition	$—	$—	$3,390
Deferred purchase price in connection with Telwares acquisition	$—	$—	$2,155
Deferred purchase price in connection with ProfitLine acquisition	$—	$—	$8,674
Preferred stock dividends and accretion	$3,778	$3,779	$2,205
Issuance of warrants in connection with notes payable and marketing agreement	$2,745	$1,244	$2,598
Computer, furniture and equipment acquired with capital lease	$598	$758	$746
Unpaid deferred IPO costs	$—	$273	$—
Shares issued for accrued expenses	$408	$—	$—
Conversion of warrants for redeemable convertible preferred stock and preferred stock warrants	$—	$—	$64,017
Cashless exercise of warrants	$—	$58	$19